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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  December 31, 1999

Check here if Amendment  [   ];  Amendment Number:____
This Amendment (check only one):            [   ]    is a restatement.
                                            [   ]    adds new holdings entries.

Institutional Investment Manager Filing this Report:
         Name:             Benham & Green Capital Management, LLC
         Address:          1299 Prospect Street, Suite 301
                           La Jolla, CA  92037

Form 13F File Number:  28-__________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is it understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
         Name:             James A. Benham
         Title:            Member/Manager
         Phone:            (858) 551-3130

Signature, Place, and Date of Signing:

/s/ James A. Benham            La Jolla, California        February 2, 2000
-----------------------        -----------------------     ---------------------
[Signature]                    [City, State]               [Date]

Report Type (check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              FORM 13F SUMMARY PAGE

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
Report Summary:

Number of Other Included Managers:                            -0-

Form 13F Information Table Entry Total:                       24

Form 13F Information Table Value Total:                       $144,753
                                                              (x1000)

List of Other Included Managers:                              None

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Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.






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                           Form 13F Information Table

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

         Column 1            Column 2     Column 3   Column 4          Column 5        Column 6    Column 7           Column 8
      Name of Issuer       Title of Class   CUSIP     Value     Shrs or   Sh/  Put/   Investment    Other        Voting Authority
                                                     (x1000)    Prn Amt   Prn  Call   Discretion   Managers    Sole   Shared   None
American Express Co            Com     025816 10 9       $651     3,918    Sh            Sole        N/A      3,918
B S B Bancorp                  Com     055652 10 1         $0    10,133    Sh            Sole        N/A     10,133
Bristol Myers Squibb Co        Com     110122 10 8       $960    14,955    Sh            Sole        N/A     14,955
Chase Manhattan Corp New       Com     16161A 10 8     $3,626    46,679    Sh            Sole        N/A     46,679
Cisco Sys Inc                  Com     17275R 10 2    $11,042   103,074    Sh            Sole        N/A    103,074
Citigroup Inc                  Com     172967 10 1     $4,144    74,415    Sh            Sole        N/A     74,415
Dell Computer Corp             Com     247025 10 9     $3,665    71,853    Sh            Sole        N/A     71,853
Federal Natl Mtg Assn          Com     313586 10 9     $1,646    26,366    Sh            Sole        N/A     26,366
General Elec Co                Com     369604 10 3       $658     4,250    Sh            Sole        N/A      4,250
Hewlett Packard Co             Com     428236 10 3     $3,598    31,632    Sh            Sole        N/A     31,632
Home Depot Inc                 Com     437076 10 2       $269     3,918    Sh            Sole        N/A      3,918
Intel Corp                     Com     458140 10 0     $6,494    78,888    Sh            Sole        N/A     78,888
Internet Cap Group Inc         Com     46059C 10 6     $2,442    14,366    Sh            Sole        N/A     14,366
Johnson & Johnson              Com     478160 10 4     $1,669    17,897    Sh            Sole        N/A     17,897
Leap Wireless Intl Inc         Com     521863 10 0       $644     8,210    Sh            Sole        N/A      8,210
Lucent Technologies Inc        Com     549463 10 7     $1,083    14,439    Sh            Sole        N/A     14,439
Microsoft Corp                 Com     594918 10 4     $3,467    29,700    Sh            Sole        N/A     29,700
Nokia Corp                 Spnsrd ADR  654902 20 4    $15,714    82,245    Sh            Sole        N/A     82,245
Pfizer Inc                     Com     717081 10 3     $2,531    78,040    Sh            Sole        N/A     78,040
Qualcomm Inc                   Com     747525 10 3    $71,694   407,064    Sh            Sole        N/A    407,064
Rambus Inc Del                 Com     750917 10 6     $4,171    61,843    Sh            Sole        N/A     61,843
Sun Microsystems Inc           Com     866810 10 4       $297     3,832    Sh            Sole        N/A      3,832
Tellabs Inc                    Com     879664 10 0     $1,769    27,560    Sh            Sole        N/A     27,560
Warner Lambert Co              Com     934488 10 7     $2,519    30,742    Sh            Sole        N/A     30,742
